Income Taxes (Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Inventories	¥ 14,107	¥ 11,263
Accrued business tax	2,732	3,387
Accrued pension and severance cost	55,986	67,752
Research and development – costs capitalized for tax purposes	7,119	5,004
Property, plant and equipment	40,549	35,658
Operating lease liabilities	20,515	17,328
Accrued expenses	28,080	29,331
Net operating losses carried forward	34,045	33,873
Other	48,675	48,621
Deferred Tax Assets, Gross, Total	251,808	252,217
Less valuation allowance	(17,732)	(19,073)
Total deferred tax assets	234,076	233,144
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(20,306)	(19,677)
Tax deductible reserve	(3,658)	(4,007)
Financing lease revenue	(17,335)	(14,602)
Operating lease right-of-use assets	(20,090)	(17,066)
Intangible assets	(46,054)	(51,173)
Other	(34,088)	(31,514)
Total deferred tax liabilities	(141,531)	(138,039)
Net deferred tax assets	¥ 92,545	¥ 95,105